UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-0800
Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Select Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2009.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

Select Sector Municipal Trust
Symbol: VKL
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (11/26/93)	4.25%	3.39%

10-year	3.13	3.44

5-year	–0.33	1.65

1-year	–12.65	–15.33

6-month	11.16	7.93

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers Municipal Bond Index, which has been shown in the Trust’s previous shareholder reports, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, spanning the last two months of 2008, marked one of the worst periods in the history of the financial markets as the sell off that began in September continued through year end. Investors fled risky assets in favor of the relative safety of Treasury securities and money market funds, massive deleveraging and forced selling ensued, and tax-exempt bond funds experienced significant outflows. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -12.91 percent for the last two months of 2008 (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -7.33 percent and triple-A rated issues returned 3.46 percent (as measured within the Barclays Capital Municipal Bond Index).

The first four months of 2009 were markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, driving municipal bond prices higher. Yields declined by as much as 95 basis points on the front end of the municipal yield curve during the period, while yields on long-maturity issues fell roughly 50 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. As a result, high-yield municipals returned 10.00 percent, triple-B rated issues returned 11.11 percent and triple-A rated issues returned 4.83 percent for the first four months of 2009.

Although the high-yield segment rebounded nicely in 2009 to date, the gains were not enough to offset the losses in the last two months of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

For the first four months of 2009, municipal bond issuance was down 13 percent versus the same period in 2008 yet was easily placed due to robust retail demand. With the continued deterioration of credit quality of municipal bond issuers, insured bond volume represented a mere 12 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In a significant reversal from the last months of 2008, municipal bond funds saw approximately $17 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”). On a market price basis, the Trust underperformed the Index.

Total return for the six-month period ended April 30, 2009

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

11.16%	7.93%	8.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance during the reporting period included holdings in the housing, airport transportation and public utilities sectors, held in the form of inverse floating-rate securities.*The housing bonds were particularly helpful as the Barclays Capital Municipal Housing Bond Index posted a 17 percent return over the period. Strong security selection in the industrial development revenue sector contributed to performance, as did the portfolio’s greater relative exposure to the long end of the municipal yield curve, which was advantageous as longer maturity issues generally outperformed over the period.

Other positions, however, detracted from relative performance. A significant underweight in higher quality bonds held back returns as these securities outperformed lower quality bonds over the period. In addition, an overweight in the tobacco sector was disadvantageous as this sector failed to rally with the municipal market at the start of 2009 due to a deteriorating fundamental outlook for the sector.

The Trust’s Board of Trustees has approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

lower at the time of purchase. This may help support the market value of the Trust’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 04/30/09 (Unaudited)

AAA/Aaa	19.3%
AA/Aa	36.0
A/A	16.5
BBB/Baa	15.9
BB/Ba	1.3
B/B	0.0 *
Non-Rated	11.0
* Amount is less than 0.1%

Top Five Sectors as of 04/30/09 (Unaudited)

Hospital	25.4%
Public Education	7.9
Public Transportation	6.6
Utilities	5.7
Master Tobacco Settlement	5.3

Summary of Investments by State Classification as of 04/30/09 (Unaudited)

California	11.4%
Texas	11.2
New York	8.2
Illinois	7.1
South Carolina	6.5
Colorado	5.9
Washington	5.2
Florida	4.2
Ohio	4.1
Indiana	3.0
Tennessee	2.6
Missouri	2.4
Arizona	2.4
Georgia	2.3
Massachusetts	2.0
Kansas	2.0
Wisconsin	1.6
Louisiana	1.6
New Jersey	1.5
Iowa	1.4
North Carolina	1.2
Michigan	1.2
Maryland	1.2
New Mexico	1.2
Kentucky	1.1
Oklahoma	1.0
Virginia	0.9
West Virginia	0.7
Arkansas	0.6
Nevada	0.6
Mississippi	0.5
Minnesota	0.5
South Dakota	0.4
Alabama	0.4
(continued on next page)

Summary of Investments by State Classification as of 04/30/09 (Unaudited)
(continued from previous page)

Connecticut	0.4
Nebraska	0.4
Idaho	0.3
District of Columbia	0.3
Alaska	0.2
New Hampshire	0.2
Pennsylvania	0.1

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

Van Kampen Select Sector Municipal Trust is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are William D. Black, an Executive Director of the Adviser, Mark Paris, an Executive Director of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in December 2007. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. All team members are responsible for the execution of the overall strategy of the Trust’s portfolio. The composition of the team may change from time to time.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 184.7% Alabama 0.8%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$737,160
500	Healthcare Auth for Baptist AL, Ser A (b)	6.125	11/15/36	502,015

				1,239,175

	Alaska 0.3%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	523,660

	Arizona 4.6%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	655,195
915	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	975,198
1,750	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,323,367
1,700	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,512,184
800	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	557,160
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	783,885
1,500	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	1,140,630

				6,947,619

	Arkansas 1.2%
2,400	Washington Cnty, AR Hosp Rev Regl Med Ctr Rfdg, Ser B	5.000	02/01/30	1,887,264

	California 21.7%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (c)	0/5.400	10/01/24	3,721,050
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	986,210
300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	107,748
1,125	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250	06/01/45	596,430
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	1,570,392
1,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	979,104
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	1,001,275
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	1,124,006
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	421,840
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	5,107

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$475	California St (AMBAC Insd)	5.125%	10/01/27	$475,062
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	294,946
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	345,748
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	343,203
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	235,701
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	338,228
650	California St Purp	5.750	04/01/31	663,260
250	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	163,550
1,000	Chawanakee, CA Uni Sch Dist Ctf Partn, Ser A (b)	6.250	05/01/39	999,280
200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	142,554
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (c)	0/5.800	01/15/20	4,573,150
1,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	5.750	06/01/47	575,800
510	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop C Second Sr Rfdg, Ser A (AMBAC Insd)	5.000	07/01/23	511,703
1,865	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (FSA Insd)	5.500	10/01/18	2,108,326
235	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	195,438
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,363,325
300	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (b) (e)	4.000	11/01/36	300,000
1,500	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,211,205
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (b)	6.500	05/01/19	467,208
1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375	06/01/38	603,920
2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000	06/01/37	1,139,580
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	2,584,500

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,000	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (NATL Insd) (b) (e)	6.750%	08/01/21	$1,000,000

				33,148,849

	Colorado 6.7%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	4,525,900
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	225,484
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	1,665,125
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,114,360
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,132,640
1,500	Montrose, CO Mem Hosp	6.000	12/01/33	1,190,100
750	Salida, CO Hosp Dist Rev	5.250	10/01/36	441,922

				10,295,531

	Connecticut 0.8%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,041,178
225	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (d)	5.500	09/01/36	107,811

				1,148,989

	District of Columbia 0.6%
275	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	278,495
550	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	551,617

				830,112

	Florida 6.3%
150	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	97,686
645	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	462,762
95	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950	07/01/20	97,932
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	328,524
775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	730,910
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	302,097
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	299,898

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$245	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $245,000) (f)	6.800%	05/01/38	$155,859
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (f)	6.900	05/01/17	119,895
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	371,514
215	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	119,536
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	300,096
1,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd)	5.500	10/01/23	1,077,230
2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	1,972,700
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,112,771
250	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	200,605
340	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	174,185
300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	238,692
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	215,235
500	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	338,765
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	869,980
195	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	77,327

				9,664,199

	Georgia 4.4%
1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	1,244,200
1,425	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (g)	5.500	01/01/12	1,516,770
1,870	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	2,019,974
1,200	Private Colleges & Univ Auth GA Rev Emory Univ (h)	5.000	09/01/29	1,256,472
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	605,712

				6,643,128

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.6%
$250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500%	11/01/23	$268,120
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	415,912
335	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (i)	6.125	11/15/27	236,925

				920,957

	Illinois 13.5%
500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	379,860
2,750	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	2,791,745
2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	1,786,980
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,269,465
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	1,358,364
1,425	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	1,489,481
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)	8.100	12/01/15	373,279
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	746,445
1,000	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	659,240
870	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.375	08/15/24	878,491
500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.750	08/15/30	507,715
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,725,740
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	2,942,820
750	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	784,545
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	681,680
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,125,605
225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	167,600

				20,669,055

	Indiana 5.8%
3,340	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250	01/05/16	3,565,550
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	4,369,494

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (Continued)
$1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950%	08/01/30	$857,140

				8,792,184

	Iowa 2.6%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,083,195
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/14	1,571,509
125	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	79,868
2,185	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,225,807

				3,960,379

	Kansas 3.8%
700	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (b)	5.000	12/01/23	708,463
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (NATL Insd)	5.250	10/01/21	74,971
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	165,820
1,500	Overland Pk, KS Dev Corp Rev First Tier, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,666,905
3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (NATL Insd)	5.300	06/01/31	3,154,690

				5,770,849

	Kentucky 2.0%
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	621,426
600	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	638,970
660	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	697,560
1,405	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	1,138,809

				3,096,765

	Louisiana 3.1%
372	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	286,771
855	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	855,846
750	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C2 (AGL Insd)	6.750	06/01/26	806,573
2,000	New Orleans, LA Rfdg (FGIC Insd)	5.500	12/01/21	2,041,460
750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	723,960

				4,714,610

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland 2.3%
$425	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125%	01/01/36	$292,638
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	725,800
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,485,800
1,150	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	936,089

				3,440,327

	Massachusetts 3.8%
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	125,935
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/15	1,987,880
1,300	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	951,054
1,705	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys, Ser C (Connie Lee Insd)	7.000	07/01/09	1,710,183
1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT) (i)	6.750	12/01/20	1,086,811

				5,861,863

	Michigan 2.3%
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	468,715
950	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	5.250	07/01/30	636,947
680	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	6.250	07/01/40	497,134
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	332,722
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	232,425
2,250	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,321,110

				3,489,053

	Minnesota 0.9%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	692,263
450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	473,530
100	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	80,356
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	174,551

				1,420,700

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 1.0%
$1,750	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000%	07/01/24	$1,490,003

	Missouri 4.7%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	179,361
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	371,230
1,375	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	989,271
3,855	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Rfdg, Ser AA (NATL Insd) (g)	6.400	06/01/10	4,098,327
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,296,250
250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	186,545

				7,120,984

	Nebraska 0.7%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,044,110

	Nevada 1.1%
1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	735,780
20	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	15,850
980	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	997,973

				1,749,603

	New Hampshire 0.3%
200	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg The Utd Illuminating, Ser A (AMT) (b)	6.875	12/01/29	210,888
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	276,691

				487,579

	New Jersey 2.8%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	702,910
500	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	370,775
2,500	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	2,498,500
1,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	694,260

				4,266,445

	New Mexico 2.2%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,548,060

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (Continued)
$1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (f)	5.500%	09/01/23	$1,282,988
500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	529,485

				3,360,533

	New York 15.8%
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	1,603,960
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	2,051,390
1,500	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser A (AMT)	5.500	11/01/34	1,423,275
5	New York City, Ser C	7.250	08/15/24	5,021
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,715,470
1,500	New York St Dorm Auth Rev Mt Sinai NYU Hlth	5.500	07/01/26	1,438,770
1,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/26	748,170
2,000	New York St Dorm Auth Rev Second Hosp Gen Hosp Rfdg, Ser N	5.750	02/15/18	2,110,780
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,942,228
6,300	Port Auth NY & NJ Cons 152nd (a)	5.000	11/01/28	5,933,340
200	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	128,570

				24,100,974

	North Carolina 2.3%
3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500	08/01/19	3,309,720
300	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	222,183

				3,531,903

	Ohio 7.9%
565	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.750	06/01/34	357,707
6,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	3,968,384
1,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	991,560
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	1,080,723
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	1,080,723
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (FSA Insd) (a)	5.000	04/01/24	1,157,918
565	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.000	11/15/28	574,277

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$350	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250%	11/15/39	$355,708
850	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	861,909
305	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (g)	6.000	05/15/11	319,555
1,650	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT)	6.375	11/15/32	1,236,906

				11,985,370

	Oklahoma 1.8%
500	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	409,360
1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)	*	02/01/31	302,680
2,000	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,098,460

				2,810,500

	Pennsylvania 0.2%
375	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	348,079

	South Carolina 12.4%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (NATL Insd)	5.500	06/01/20	2,578,341
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,207,000
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000	12/01/30	2,907,450
300	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625	05/01/42	178,185
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd) (h)	5.500	02/01/38	977,320
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	1,509,045
250	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000	11/15/42	145,382
385	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	380,723

				18,883,446

	South Dakota 0.9%
1,250	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,297,825

	Tennessee 5.0%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	877,225

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000%	07/01/33	$1,747,830
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,138,810
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	588,427
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	1,310,881
3,000	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.250	09/01/26	2,014,440

				7,677,613

	Texas 21.4%
575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	467,463
3,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (d)	5.750	01/01/34	2,056,170
500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	550,770
575	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	627,854
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	2,013,300
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	225,565
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,000
1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,860,461
300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	319,365
5,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A5 (FSA Insd) (b) (e)	1.900	07/01/36	5,000,000
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (h)	5.000	08/15/28	1,532,595
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	3,012,360
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,203,744
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,138,863
500	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	535,100
2,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	1,874,780
540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	545,670
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	376,794

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$600	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L2 (b)	6.000%	01/01/38	$622,278
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	955,160
1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,119,195
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	780,990
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,291,860
1,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/28	1,047,430
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,310,444
1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	693,620

				32,662,831

	Virginia 1.7%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,082,770
1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500	06/01/26	1,570,002

				2,652,772

	Washington 9.9%
1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600	01/01/36	1,426,260
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	1,468,284
1,000	Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Rfdg, Ser B (NATL Insd) (AMT)	5.375	01/01/18	999,580
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,146,800
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	5,005,800
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (f) (i)	6.000	01/01/27	423,287
600	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	347,298
3,000	Washington St, Ser B	5.500	05/01/18	3,304,050

				15,121,359

	West Virginia 1.4%
1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	1,413,317

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (Continued)
$400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000%	10/01/20	$353,220
425	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	363,779

				2,130,316

	Wisconsin 3.1%
175	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	156,942
150	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	125,700
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,012,700
1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,093,444
370	Wisconsin St Gen Rev, Ser A	5.375	05/01/25	381,403
1,205	Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd) (Prerefunded @ 5/15/10)	6.150	05/15/25	1,273,432
720	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	724,284

				4,767,905

Total Long-Term Investments 184.7% (Cost $311,642,715)				281,955,418

Short-Term Investments 6.1%
Colorado Ed & Cultural Fac Auth Rev National Jewish Fed ($3,915,000 par, coupon 0.500%, 09/01/35 maturity) (b)				3,915,000
Denver, CO City & Cnty Ctf Partn Rfdg, Ser A2 ($2,900,000 par, coupon 0.450%, 12/01/29 maturity) (SPA: JPMorgan Chase & Co.) (b)				2,900,000
Gainesville, FL Util Sys Rev, Ser A ($2,600,000 par, coupon 2.500%, 10/01/26 maturity) (SPA: SunTrust Bank) (b)				2,600,000

Total Short-Term Investments 6.1% (Cost $9,415,000)				9,415,000

Total Investments 190.8% (Cost $321,057,715)				291,370,418

Liability for Floating Rate Note Obligations Related to Securities Held (23.9%) (Cost ($36,470,000))
(36,470)	Notes with interest rates ranging from 0.51% to 1.74% at April 30, 2009 and contractual maturities of collateral ranging from 2023 to 2039 (See Note 1) (j)			(36,470,000)

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Description	Value

Total Net Investments 166.9% (Cost $284,587,715)	$254,900,418

Other Assets in Excess of Liabilities 0.7%	1,022,697

Preferred Shares (including accrued distributions) (67.6%)	(103,240,692)

Net Assets Applicable to Common Shares 100.0%	$152,682,423

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b)	Variable Rate Coupon

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.3% of net assets applicable to common shares.

(g)	Escrowed to Maturity

(h)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(i)	Security has been deemed illiquid.

(j)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2009.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
SPA—Standby Purchase Agreement
Syncora—Syncora Guarantee Inc.

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $321,057,715)	$291,370,418
Cash	58,706
Receivables:
Interest	5,325,047
Investments Sold	85,000
Other	597

Total Assets	296,839,768

Liabilities:
Payables:
Floating Rate Note Obligations	36,470,000
Investments Purchased	3,745,954
Investment Advisory Fee	102,693
Income Distributions—Common Shares	27,534
Other Affiliates	6,932
Trustees’ Deferred Compensation and Retirement Plans	448,455
Accrued Expenses	115,085

Total Liabilities	40,916,653
Preferred Shares (including accrued distributions)	103,240,692

Net Assets Applicable to Common Shares	$152,682,423

Net Asset Value Per Common Share ($152,682,423 divided by 15,190,715 shares outstanding)	$10.05

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 15,190,715 shares issued and outstanding)	$151,907
Paid in Surplus	203,618,822
Accumulated Undistributed Net Investment Income	2,280,391
Accumulated Net Realized Loss	(23,681,400)
Net Unrealized Depreciation	(29,687,297)

Net Assets Applicable to Common Shares	$152,682,423

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 4,128 issued with liquidation preference of $25,000 per share)	$103,200,000

Net Assets Including Preferred Shares	$255,882,423

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$8,613,562

Expenses:
Investment Advisory Fee	741,612
Interest and Residual Trust Expenses	309,870
Preferred Share Maintenance	153,452
Professional Fees	50,051
Accounting and Administrative Expenses	43,369
Reports to Shareholders	19,607
Custody	17,317
Transfer Agent Fees	11,631
Trustees’ Fees and Related Expenses	8,085
Registration Fees	4,344
Depreciation in Trustees’ Deferred Compensation Accounts	(97,769)
Other	8,475

Total Expenses	1,270,044
Investment Advisory Fee Reduction	134,838

Net Expenses	1,135,206

Net Investment Income	$7,478,356

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(6,948,767)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(44,928,297)
End of the Period	(29,687,297)

Net Unrealized Appreciation During the Period	15,241,000

Net Realized and Unrealized Gain	$8,292,233

Distributions to Preferred Shareholders	$(643,290)

Net Increase in Net Assets Applicable to Common Shares from Operations	$15,127,299

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$7,478,356	$16,058,418
Net Realized Loss	(6,948,767)	(15,829,968)
Net Unrealized Appreciation/Depreciation During the Period	15,241,000	(50,414,491)
Distributions to Preferred Shareholders:
Net Investment Income	(643,290)	(4,568,857)

Change in Net Assets Applicable to Common Shares from Operations	15,127,299	(54,754,898)

Distributions to Common Shareholders:
Net Investment Income	(5,377,620)	(10,505,567)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	9,749,679	(65,260,465)

From Capital Transactions:
Repurchase of Shares	(14,220)	(1,709,468)

Net Change in Net Assets Applicable to Common Shares	9,735,459	(66,969,933)
Net Assets Applicable to Common Shares:
Beginning of the Period	142,946,964	209,916,897

End of the Period (Including accumulated undistributed net investment income of $2,280,391 and $822,945, respectively)	$152,682,423	$142,946,964

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$15,127,299

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of Investments	(25,526,528)
Proceeds from Sales of Investments	40,552,372
Net Purchases of Short-Term Investments	(9,415,000)
Amortization of Premium	217,232
Accretion of Discount	(305,537)
Net Realized Loss on Investments	6,948,767
Net Change in Unrealized Depreciation on Investments	(15,241,000)
Decrease in Interest Receivables	344,606
Decrease in Other Assets	2,993
Decrease in Receivable for Investments Sold	264,984
Decrease in Custodian Bank Payable	(1,684,942)
Decrease in Investment Advisory Fee Payable	(2,286)
Decrease in Accrued Expenses	(8,566)
Decrease in Other Affiliates Payable	(9,981)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(95,443)
Increase in Investments Purchased Payable	2,080,189

Total Adjustments	(1,878,140)

Net Cash Provided by Operating Activities	13,249,159

Cash Flows from Financing Activities:
Repurchased Shares	(14,220)
Dividends Paid	(5,571,233)
Proceeds from and Repayments of Floating Rate Note Obligations	(7,605,000)

Net Cash Used for Financing Activities	(13,190,453)

Net Change in Cash	58,706
Cash at the Beginning of the Period	-0-

Cash at the End of the Period	$58,706

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$309,870

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$9.41	$13.68	$14.54	$14.21	$14.40	$14.10

Net Investment Income	0.49 (a)	1.05 (a)	0.99 (a)	0.94 (a)	0.88	0.89
Net Realized and Unrealized Gain/Loss	0.54	(4.33)	(0.86)	0.46	(0.15)	0.31
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.04)	(0.30)	(0.31)	(0.27)	(0.16)	(0.08)
Net Realized Gain	-0-	-0-	-0-	(0.01)	-0-	-0-

Total from Investment Operations	0.99	(3.58)	(0.18)	1.12	0.57	1.12
Distributions Paid to Common Shareholders:
Net Investment Income	(0.35)	(0.69)	(0.68)	(0.69)	(0.76)	(0.82)
Net Realized Gain	-0-	-0-	-0-	(0.10)	-0-	-0-

Net Asset Value, End of the Period	$10.05	$9.41	$13.68	$14.54	$14.21	$14.40

Common Share Market Price at End of the Period	$9.53	$9.20	$12.19	$12.75	$12.35	$12.87
Total Return* (b)	7.93% **	–19.88%	0.66%	9.94%	1.93%	7.37%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$152.7	$142.9	$209.9	$225.5	$220.4	$67.4
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.60%	2.15%	2.27%	1.43%	1.43%	1.42%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	10.55%	8.52%	6.96%	6.59%	6.35%	6.27%
Portfolio Turnover	9% **	55%	23%	26%	44%	41%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.79%	2.32%	2.41%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	10.36%	8.35%	6.82%	N/A	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.16%	1.04%	1.06%	1.23%	1.43%	1.42%
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Including Preferred Shares (c)	0.68%	0.63%	0.67%	0.77%	0.94%	0.94%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	9.64%	6.09%	4.79%	4.71%	5.20%	5.70%

Senior Securities:
Total Preferred Shares Outstanding	4,128	4,128	5,160	5,160	5,160	1,360
Asset Coverage Per Preferred Share (e)	$61,997	$59,684	$65,715	$68,725	$67,725	$74,580
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable.

See Notes to Financial Statements

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Select Sector Municipal Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on November 26, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	291,370,418
Level 3—Significant Unobservable Inputs	-0-

Total	$291,370,418

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2009, the Trust had $3,745,954 of when-issued or delayed delivery purchase commitments.

C. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2008, the Trust had an accumulated capital loss carryforward for tax purposes of $17,032,031 which will expire according to the following schedule:

Amount	Expiration

$1,589,212	October 31, 2015
15,442,819	October 31, 2016

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

At April 30, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$281,624,062

Gross tax unrealized appreciation	$5,494,611
Gross tax unrealized depreciation	(32,212,666)

Net tax unrealized depreciation on investments	$(26,718,055)

E. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$202,115
Tax-exempt income	14,818,544

$15,020,659

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-0-
Undistributed tax-exempt income	1,220,572
Undistributed long-term capital gain	-0-

Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2009, Trust investments with a value of $60,209,673 are held by the dealer trusts and serve as collateral for the $36,470,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2009 were $39,434,307 and 1.58%, respectively.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including current preferred shares and leverage of $25,800,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $25,800,000 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2009, the Adviser waived approximately $134,800 of its investment advisory fee. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2009, the Trust recognized expenses of approximately $14,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2009, the Trust recognized expenses of approximately $31,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. Capital Transactions
For the six months ended April 30, 2009 and the year ended October 31, 2008, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

Beginning Shares	15,192,515	15,347,741
Shares Repurchased*	(1,800)	(155,226)

Ending Shares	15,190,715	15,192,515

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from their net asset value. For the six months ended April 30, 2009 and the year ended October 31, 2008, the Trust repurchased 1,800 and 155,226, respectively of its shares at an average discount of 14.27% and 9.16% respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $25,526,528 and $40,552,372, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
In order to seek to manage the interest rate exposure of the Trust’s portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are the specific types of derivative financial instruments used by the Trust.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust’s effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. There were no futures contracts outstanding during the six months ended April 30, 2009.

B. Inverse Floating Rate Securities The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 4,128 Remarketed Preferred Shares (RP) in four series. Series A and B each contain 544 shares, while Series C contains 1,600 shares and Series D contains

Van Kampen Select Sector Municipal Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

1,440 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is generally 7 days and the dividend period for Series B, C and D is generally 28 days. Beginning on February 15, 2008 and continuing through April 30, 2009, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on RP. The average rate in effect on April 30, 2009 was 0.694%. During the six months ended April 30, 2009, the rates ranged from 0.594% to 8.453%.
Historically, the Trust paid annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 24, 2009, the Trust decreased this amount to .15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of .25% of the preferred share liquidation value. These fees are included as a component of the “Preferred Share Maintenance” expense on the Statement of Operations.
The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the RP are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2009, the Trust did not exercise this option.

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen Select Sector Municipal Trust
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Select Sector Municipal Trust
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Select Sector Municipal Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Select Sector Municipal Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Select Sector Municipal Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Select Sector Municipal Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VKLSAN 6/09
IU09-02574P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

			Total Number of
			Shares Purchased	Maximum Number
			as	of Shares that may
			Part of Publicly	yet be Purchased
	Total Number of	Average Price	Announced Plans	Under the Plans or
Period	Shares Purchased	Paid per Share	or Programs	Programs

November	1,800	7.87	1,800	15,190,715
December	–		–	15,190,715
January	–		–	15,190,715
February	–		–	15,190,715
March	–		–	15,190,715
April	–		–	15,190,715
The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Select Sector Municipal Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009